Goodwill and Other Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 10,285.6	$ 10,153.0
Accumulated impairment losses, Beginning Balance	(1,334.5)	(1,334.5)
Goodwill, net of accumulated impairment losses, Beginning Balance	8,951.1	8,818.5
Currency translation	110.6	(68.0)
Goodwill, Ending Balance	11,281.6	10,285.6
Accumulated impairment losses, Ending Balance	(1,334.5)	(1,334.5)
Goodwill, net of accumulated impairment losses, Ending Balance	9,947.1	8,951.1
2024 Acquisitions [Member]
Goodwill [Line Items]
Purchase accounting adjustments related to 2024 acquisitions	2.3
Acquisitions		200.6
Goodwill, net of accumulated impairment losses, Ending Balance	202.9
Paragon 28 [Member]
Goodwill [Line Items]
Acquisitions	620.1
Goodwill, net of accumulated impairment losses, Ending Balance	620.1
Monogram [Member]
Goodwill [Line Items]
Acquisitions	263.0
Goodwill, net of accumulated impairment losses, Ending Balance	263.0
Americas [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	8,376.8	8,273.5
Accumulated impairment losses, Beginning Balance	(7.7)	(7.7)
Goodwill, net of accumulated impairment losses, Beginning Balance	8,369.1	8,265.8
Currency translation	101.6	(53.2)
Goodwill, Ending Balance	9,256.4	8,376.8
Accumulated impairment losses, Ending Balance	(7.7)	(7.7)
Goodwill, net of accumulated impairment losses, Ending Balance	9,248.7	8,369.1
Americas [Member] | 2024 Acquisitions [Member]
Goodwill [Line Items]
Purchase accounting adjustments related to 2024 acquisitions	1.7
Acquisitions		156.5
Americas [Member] | Paragon 28 [Member]
Goodwill [Line Items]
Acquisitions	513.3
Americas [Member] | Monogram [Member]
Goodwill [Line Items]
Acquisitions	263.0
EMEA [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,370.5	1,326.8
Accumulated impairment losses, Beginning Balance	(1,326.8)	(1,326.8)
Goodwill, net of accumulated impairment losses, Beginning Balance	43.7
Currency translation	1.7	(0.4)
Goodwill, Ending Balance	1,405.4	1,370.5
Accumulated impairment losses, Ending Balance	(1,326.8)	(1,326.8)
Goodwill, net of accumulated impairment losses, Ending Balance	78.6	43.7
EMEA [Member] | 2024 Acquisitions [Member]
Goodwill [Line Items]
Purchase accounting adjustments related to 2024 acquisitions	0.6
Acquisitions		44.1
EMEA [Member] | Paragon 28 [Member]
Goodwill [Line Items]
Acquisitions	32.6
Asia Pacific [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	538.3	552.7
Goodwill, net of accumulated impairment losses, Beginning Balance	538.3	552.7
Currency translation	7.3	(14.4)
Goodwill, Ending Balance	619.8	538.3
Goodwill, net of accumulated impairment losses, Ending Balance	619.8	$ 538.3
Asia Pacific [Member] | Paragon 28 [Member]
Goodwill [Line Items]
Acquisitions	$ 74.2